Income from operations - Employees by category (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Production [Member]
Income from operations [Line Items]
Average number of employees	35,281	39,742	38,618
Research & development [Member]
Income from operations [Line Items]
Average number of employees	10,833	11,690	10,751
Other [Member]
Income from operations [Line Items]
Average number of employees	23,001	23,019	22,543
Employees [Member]
Income from operations [Line Items]
Average number of employees	69,115	74,451	71,912
Third party workers [Member]
Income from operations [Line Items]
Average number of employees	3,149	4,086	4,533
Aggregate continuing and discontinued operations [member]
Income from operations [Line Items]
Average number of employees	72,264	78,538	76,445